Document and Entity Information	0 Months Ended
Feb. 19, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 19, 2013
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Feb. 19, 2013
Document Effective Date	Feb. 19, 2013
Prospectus Date	Apr. 30, 2012